INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2021	2022
Intangible assets with indefinite lives:
Brand names	5,010	5,111
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	366	368
Purchased software	142	128
Other intangible assets	81	77
Total	5,791	5,876
Less: Accumulated amortization	163	178
Less: Accumulated impairment loss(Note2)	243	420
Total	5,385	5,278

Amortization expense of intangible assets for the years ended December 31, 2020, 2021 and 2022 amounted to RMB62, RMB65, and RMB45, respectively.

There were 3 brand names with indefinite lives acquired in DH acquisition. In 2021, the estimated fair value of one brand name was determined to be lower than its carrying amount, as such, an impairment loss of RMB160 was recognized.

In 2022, the estimated fair value of one brand name was determined to be lower than its carrying amount, as such, an impairment loss of RMB167 was recognized in 2022.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2023	36
2024	33
2025	31
2026	29
2027	28
Thereafter	151
Total	308